Business Combination	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Business Combination
6.	Business Combination
As discussed in Note 1, on June 16, 2021, the Company consummated the Business Combination pursuant to the Merger Agreement.
In connection with the Closing, the following occurred:
•	Silver Spike was domesticated and continues as a Delaware corporation, changing its name to “WM Technology, Inc.”
•
The Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by WMH LLC and continue to operate through WMH LLC and its subsidiaries, and WM Technology, Inc.’s material assets are the equity interests of WMH LLC indirectly held by it.

•
The Company consummated the sale of 32,500,000 shares of Class A Common Stock for a purchase price of $10 per share (together, the “PIPE Financing”) pursuant to certain subscription agreements dated as of December 10, 2020, for an aggregate price of $325.0 million.

•	The Company contributed approximately $80.3 million of cash to WMH LLC, representing (a) the net amount held in the Company’s trust account following the redemption of 10,012 shares of Class A Common
Stock originally sold in the Silver Spike’s initial public offering, less (b) cash consideration of $455.2 million paid to Legacy WMH Class A equity holders, plus (c) $325.0 million in aggregate proceeds from the PIPE Financing, less (d) the aggregate amount of transaction expenses incurred by the parties to the Business Combination Agreement.
•	The Company transferred $455.2 million to the Legacy WMH equity holders as cash consideration.
•	The Legacy WMH equity holders retained an aggregate of 65,502,347 Class A Units and 25,896,042 Class P Units.
•	The Company issued 65,502,347 shares of Class V Common Stock to Class A Unit holders, representing the same number of Class A Units retained by the Legacy WMH equity holders.
•
The Company, the Holder Representative and the Class A Unit holders entered into the Tax Receivable Agreement, pursuant to which WM Technology, Inc. will pay to WMH LLC Class A equity holders 85% of the net income tax savings that WM Technology, Inc. actually realizes as a result of increases in the tax basis of WMH LLC’s assets as a result of the exchange of Units for cash in the Business Combination and future exchanges of the Class A Units for shares of Class A Common Stock or cash pursuant to the Exchange Agreement, and certain other tax attributes of WMH LLC and tax benefits related to the Tax Receivable Agreement, including tax benefits attributable to payments under the Tax Receivable Agreement.

Concurrently with the closing of the Business Combination, the Unit holders entered into the Exchange Agreement. The terms of the Exchange Agreement, among other things, provide the Unit holders (or certain permitted transferees thereof) with the right from time to time at and after 180 days following the Business Combination to exchange their vested Paired Interests for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications, or Class P Units for shares of Class A Common Stock with a value equal to the value of such Class P Units less their participation threshold, or in each case, at the Company’s election, the cash equivalent of such shares of Class A Common Stock.
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of equity for the year ended December 31, 2021 (in thousands):
Business Combination
Cash - Silver Spike trust and cash, net of redemptions	$ 254,203
Cash - PIPE Financing	325,000
Less: cash consideration paid to Legacy WMH equity holders	(455,182)
Less: transaction costs and advisory fees	(44,052)
Net proceeds from the Business Combination	79,969
Less: initial fair value of warrant liability recognized in the Business Combination	(193,978)
Add: transaction costs allocated to Warrants	5,547
Add: non-cash assets assumed from Silver Spike	1,053
Add: deferred tax asset	151,255
Less: tax receivable agreement liability	(128,567)
Net adjustment to total equity from the Business Combination	$ (84,721)
The number of shares of common stock issued immediately following the Closing:
Number of Shares
Common stock, outstanding prior to the Business Combination	24,998,575
Less: redemption of shares of Silver Spike’s Class A common stock	10,012
Shares of Silver Spike’s Class A common stock	24,988,563
Shares of Class A Common Stock held by Silver Spike’s Sponsor	6,250,000
Shares of Class A Common Stock issued in the PIPE Financing	32,500,000
Shares of Class A Common Stock issued in the Business Combination	63,738,563
Shares of Class V Common Stock issued to Legacy WMH equity holders	65,502,347
Total shares of common stock issued in the Business Combination	129,240,910
Net income for the period from June 16, 2021 (Closing Date) to December 31, 2021 was $137.1 million, which includes change in fair value of warrant liability of $166.5 million, stock-based compensation expense of $29.3 million and transaction costs related to the warrant liability of $5.5 million. The transaction costs related to the warrant liability is included in other expense, net on the accompanying consolidated statements of operations.